Income Tax Expense (Benefit)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Income Tax Expense (Benefit)
23.
Income Tax Expense (Benefit)
(a)
Details of income tax expense (benefit) for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Current tax expense (benefit)
Current year	₩	117,215	199,591	206,465
Adjustment for prior years		(55,410)	163,570	(59,484)
	₩	61,805	363,161	146,981
Deferred tax expense (benefit)
Origination and reversal of temporary differences and others	₩	(321,333)	60,233	(842,529)
Change in unrecognized deferred tax assets(*)		(266,771)	(38,053)	457,763
	₩	(588,104)	22,180	(384,766)
Income tax expense (benefit)	₩	(526,299)	385,341	(237,785)

(*) Due to the impact of the 2022 tax law amendments in Korea and changes in estimates of future taxable income, change in unrecognized deferred tax assets consist of effect from reducing previously recognized deferred tax assets in relation to tax credit carry forwards.

(b)
Income taxes recognized directly in other comprehensive income or loss for the years ended December 31, 2020, 2021, and 2022 are as follows:

(In millions of won)
	2020
	Before tax		Tax expense	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	148,436	(38,032)	110,404
Foreign currency translation differences for foreign operations		48,181	—	48,181
Change in equity of equity method investee		(171)	—	(171)
	₩	196,446	(38,032)	158,414

(In millions of won)
	2021
	Before tax		Tax benefit (expense)	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	(220,801)	57,438	(163,363)
Gain (loss) on valuation of derivatives		(12,495)	3,268	(9,227)
Foreign currency translation differences for foreign operations		871,292	(1,503)	869,789
Change in equity of equity method investee		6,364	(1,951)	4,413
	₩	644,360	57,252	701,612

(In millions of won)
	2022
	Before tax		Tax benefit (expense)	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	165,864	(43,503)	122,361
Gain (loss) on valuation of derivatives		12,495	(3,268)	9,227
Foreign currency translation differences for foreign operations		(80,718)	(245)	(80,963)
Change in equity of equity method investee		(11,603)	1,925	(9,678)
	₩	86,038	(45,091)	40,947

23.
Income Tax Expense (Benefit). Continued
(c)
Reconciliation of the actual effective tax rate for the years ended December 31, 2020, 2021, and 2022 is as follows:

(In millions of won)
	2020			2021		2022
Profit (loss) for the year			(76,147)		1,333,544		(3,195,585)
Income tax expense (benefit)			(526,299)		385,341		(237,785)
Profit (loss) before income tax	₩		(602,446)		1,718,885		(3,433,370)
Income tax expense (benefit) using the statutory tax rate of each country		31.55%	(190,072)	30.37%	521,954	21.51%	(738,403)
Non-deductible expenses		(2.29)%	13,789	1.01%	17,354	(0.55)%	18,742
Tax credits		12.46%	(75,051)	(3.28)%	(56,439)	4.23%	(145,189)
Change in unrecognized deferred tax assets(*1)		44.28%	(266,771)	(2.21)%	(38,053)	(13.33)%	457,763
Adjustment for prior years(*2)		9.20%	(55,410)	(0.49)%	(8,349)	0.06%	(2,072)
Effect on change in tax rate		(1.23)%	7,386	(2.29)%	(39,338)	(4.90)%	168,372
Others		(6.61)%	39,830	(0.69)%	(11,788)	(0.09)%	3,002
Income tax expense (benefit)	₩		(526,299)		385,341		(237,785)
Effective tax rate			(*3)		22.42%		(*3)

(*1) Due to the impact of the 2022 tax law amendments in Korea and changes in estimates of future taxable income, change in unrecognized deferred tax assets consist of effect from reducing previously recognized deferred tax assets in relation to tax credit carry forwards.

(*2) Adjustment for prior years in 2021 and 2022 consist of expected amount adjusted for transfer price investigation for prior periods and others.

(*3) Actual effective tax rate is not calculated due to income tax benefit.